Common Stock and Shares to be Issued (Details Narrative) - USD ($)		1 Months Ended			6 Months Ended
	Sep. 12, 2019	Sep. 30, 2019	May 31, 2019	Mar. 31, 2019	Oct. 31, 2019	Apr. 30, 2019	Apr. 30, 2018
Common stock, shares authorized					50,000,000,000	50,000,000,000	50,000,000,000
Preferred stock, shares authorized					10,000,000,000	10,000,000,000
Preferred stock, shares issued
Common stock, shares issued					22,196,289,678	18,546,628,778	18,546,628,778
Shares to be issued - services		975,000,000		975,000,000
Issuance of common stock for cash					$ 26,415
Settle shares to be issued, shares					2,365,510,000
Pettanicals Pet Treat Inc. [Member]
Issuance of common stock for cash, shares	1,020,000,000
Shares issued for Pettanicals deposit, shares	1,020,000,000				1,020,000,000
Key Consultants [Member]
Shares to be issued - services					450,000,000
Issuance of common stock for cash, shares			450,000,000
Key Consultant [Member]
Issuance of common stock for cash, shares					264,150,900
Issuance of common stock for cash					$ 26,415